Consolidated Income Statement - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Net sales		$ 7,294,055	$ 7,658,588	$ 5,288,504
Cost of sales		(5,107,495)	(5,279,300)	(3,685,057)
Gross profit		2,186,560	2,379,288	1,603,447
Selling, general and administrative expenses		(1,365,974)	(1,509,976)	(1,270,016)
Other operating income		23,004	15,059	10,516
Other operating expenses		(11,199)	(12,558)	(9,359)
Operating income		832,391	871,813	334,588
Finance income	[1]	47,997	39,856	47,605
Finance cost		(43,381)	(36,942)	(27,072)
Other financial results		14,667	34,386	(43,550)
Income before equity in earnings of non-consolidated companies and income tax		851,674	909,113	311,571
Equity in earnings of non-consolidated companies		82,036	193,994	116,140
Income before income tax		933,710	1,103,107	427,711
Income tax		(202,452)	(229,207)	17,136
Income for continuing operations		$ 731,258	$ 873,900	$ 444,847
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.63	$ 0.74	$ 0.38
Basic and diluted earnings per ADS (U.S. dollars per ADS) (in dollars per share)	[2]	$ 1.26	$ 1.48	$ 0.77
Discontinued operations
Result for discontinued operations				$ 91,542
Income for the year		731,258	873,900	536,389
Attributable to:
Owners of the parent		742,686	876,063	544,737
Non-controlling interests		(11,428)	(2,163)	(8,348)
Income (loss) for the year		$ 731,258	$ 873,900	$ 536,389
Earnings per share attributable to the owners of the parent during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Continuing and discontinued operations
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.63	$ 0.74	$ 0.46
Basic and diluted earnings per ADS (U.S. dollars per ADS) (*) (in dollars per share)	[2]	$ 1.26	$ 1.48	$ 0.92

[1]	In 2019 and 2018 includes $7.6 and $3.6 million of interest related to instruments carried at FVPL, respectively.
[2]	Each ADS equals two shares.